Monument Advisor Select® NY
Individual Variable Annuity
Issued by
Nationwide Life Insurance Company
through its
Nationwide Jefferson National VA Separate Account 1
Supplement dated July 1, 2025
to
Prospectus dated May 1, 2025
Service Center
Address: Nationwide Life Insurance Company, P.O. Box 183000, Columbus, OH 43218
Phone Number: 1-866-667-0561
Website: www.nationwideadvisory.com
This supplement updates certain information contained in the prospectus, dated May 1, 2025, for the Monument Advisor Select® NY individual variable annuity contract (the "Contract"). Please read this supplement and keep it with your prospectus for future reference. The prospectus, which was filed in an amended registration statement with the Securities and Exchange Commission on April 25, 2025 (File No. 333- 198590), prospectus supplement dated and filed on May 1, 2025 as document number d807903d497.htm, prospectus supplement dated and filed on May 29, 2025 as document number d948956d485bpos.htm, and prospectus supplement dated and filed on May 30, 2025 as document number d916944d497.htm, are hereby incorporated by reference. Capitalized terms not otherwise defined in this supplement have the meanings given to them in the prospectus.
Merger of Jefferson National Life Insurance Company of New York into Nationwide Life Insurance Company
Effective July 1, 2025, Jefferson National Life Insurance Company of New York ("Jefferson National NY"), an indirect wholly-owned subsidiary of Nationwide Life Insurance Company ("Nationwide"), merged with and into Nationwide, with Nationwide as the surviving company (the "Merger"). Upon consummation of the Merger, Jefferson National NY’s corporate existence ceased by operation of law. Nationwide became the legal owner of all Jefferson National NY assets and liabilities, including those related to the Contract and the Separate Account. Accordingly, as a result of the Merger, Nationwide has become the issuer of all outstanding Contracts, and the Separate Account has become a separate account of Nationwide. All new Contracts issued after the Merger will be issued by Nationwide.
Additionally, in conjunction with the Merger, the name of the Separate Account has been changed from Jefferson National Life of New York Annuity Account 1 to Nationwide Jefferson National VA Separate Account 1.
Please note: The Merger did not affect the terms of any outstanding Contract or the rights or obligations thereunder, other than to change the issuing insurance company from Jefferson National NY to Nationwide. The Contracts continue to be funded by the same Separate Account. There are no income tax consequences for Contract Owners as a result of the Merger. Contract values and benefits did not change, and Contract Owners were not charged any additional fees or expenses, as a result of the Merger.
Financial statements of Nationwide and the Separate Account are included in a Statement of Additional Information supplement, dated July 1, 2025. The Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
For service or information concerning your Contract, contact Nationwide at the Service Center.
Revisions to the Prospectus
The following describes general changes to the prospectus as a result of the Merger and otherwise updates the prospectus.
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1. All references to Jefferson National NY (including references to "Jefferson National Life Insurance Company of New York," "Jefferson National," "Company," "We," "Us," and "Our") throughout the prospectus that are not otherwise addressed below are replaced with references to Nationwide.
2. All references to the Jefferson National Service Center throughout the prospectus that are not otherwise addressed below are replaced with references to the Service Center.
3. In the section titled "Definition of Special Terms":
a) The definition of "Company" is replaced with the following: "Nationwide Life Insurance Company, also referred to as Nationwide, We, Us, and Our."
b) The special term "Jefferson National Service Center" is changed to "Service Center," and the associated definition is replaced with the following:
The department of Nationwide responsible for receiving all service and transaction requests relating to the Contract. Address: Nationwide Life Insurance Company, P.O. Box 183000, Columbus, OH 43218. Phone number 1-866-667-0561. Fax: at 1-866-667-0563. Website: www.nationwideadvisory.com.
c) The definition of "Separate Account" is replaced with the following: "Nationwide Jefferson National VA Separate Account 1, which invests in the Investment Portfolios."
4. The section titled "Jefferson National and the Separate Account" is retitled "Nationwide Life Insurance Company and the Separate Account," and the following replaces the first paragraph thereunder:
Nationwide Life Insurance Company was organized in 1929 and is a direct subsidiary of Nationwide Financial Services, Inc. Our home office is located at One Nationwide Plaza, Columbus, OH 43215-2239. Nationwide Jefferson National VA Separate Account 1 (formerly Jefferson National Life of New York Annuity Account 1) is a separate account of Nationwide that invests in the Investment Portfolios listed in Appendix A: More Information About the Investment Portfolios. Income, gains, and losses credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of Our other assets. The Separate Account’s assets are held separately from Our general account assets and may not be used to pay any liabilities of Nationwide other than those arising from the Contract or other contracts supported by the Separate Account. The Separate Account is divided into Sub-accounts, each of which invests in shares of a single underlying mutual fund.
5. In the Treatment of Unclaimed Property subsection of "The Monument Advisor Select NY Variable Annuity Contract," the fourth sentence of the first paragraph is replaced with the following:
Once the state mandated period has expired, the death benefit will be escheated to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Owner last resided, as shown on Our books and records, or to Ohio, Our state of domicile.
6. Under the Legal Proceedings subsection of "Other Information," the sub-heading "Jefferson National Life Insurance Company of New York (the ‘Company’)" is replaced with "Nationwide Life Insurance Company," and the information thereunder is replaced with the following:
Nationwide Financial Services, Inc. (NFS) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies. This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Separate Account, the ability of Nationwide Investment Services Corporation to perform its contract with the Separate Account, or the ability of Nationwide to meet its obligations under the Contracts.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
7. The following replaces the first paragraph under "The Separate Account" subsection of "Other Information":
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The Separate Account was originally established on June 20, 2014, by resolution of the Board of Directors of Jefferson National Life Insurance Company of New York. Effective July 1, 2025, in conjunction with a merger of Jefferson National Life Insurance Company into Nationwide, the Separate Account became a separate account of Nationwide, and was renamed Nationwide Jefferson National VA Separate Account 1. Nationwide Jefferson National VA Separate Account 1 is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Nationwide Jefferson National VA Separate Account 1 is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the New York Department of Financial Services. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.
8. On the outside back cover page, the second paragraph and the SEC Contract Identifier information at the bottom of the page are replaced with the following:
The Statement of Additional Information ("SAI") dated May 1, 2025, as supplemented July 1, 2025, has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000220424NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000220424NW/index.php?ctype=product_prospectus.
SEC Contract Identifier: C000263998
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